Concentrations, Risks and Uncertainties	12 Months Ended
Oct. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 20 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration on sales revenues generated by customers type comprised of the following:

	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
Third party sales revenues	1,537,964	26%	4,885,750	82%	1,192,558	13%
Related party sales revenues	2,969,586	50%	596,198	10%	-	-%
Third party franchise revenues	-	-%	229,818	4%	251,359	3%
Related party franchise revenues	1,334,705	23%	53,945	1%	7,841,711	84%
Third party other revenues	56,670	1%	159,589	3%	-	-%
Related party other revenues	32,075	-%	-	-%	-	-%
Total	5,931,000	100%	5,923,302	100%	9,285,628	100%

The concentration of sales revenues generated by third-party customers comprised of the following:

	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
Customer A	749,439	13%	-	-%	-	-%
Customer B	264,723	4%	-	-%	-	-%
Customer E	-	-%	-	-%	408,577	30%
Customer F	-	-%	-	-%	799,865	59%
Customer G	-	-%	-	-%	72,513	5%
Customer H	-	-%	697,056	10%	-	-%
Total	1,014,162	17%	697,056	10%	1,280,955	94%